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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact name of registrant as specified in charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of principal executive offices) (Zip code)

Allen E. Grimes, III

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Name and address of agent for service)

Registrant’s telephone number, including area code: 859-254-7741

Date of fiscal year end: June 30, 2020

Date of reporting period: July 1, 2019 through June 30, 2020

Item 1. Proxy Voting Record

The Registrant offers the following series:

Alabama Tax-Free Income Series – portfolio holds no voting securities

Kentucky Tax-Free Income Series – portfolio holds no voting securities

Kentucky Tax-Free Short-to-Medium Series – portfolio holds no voting securities

Mississippi Tax-Free Income Series – portfolio holds no voting securities

North Carolina Tax-Free Income Series – portfolio holds no voting securities

North Carolina Tax-Free Short-to-Medium Series – portfolio holds no voting securities

Tennessee Tax-Free Income Series – portfolio holds no voting securities

Tennessee Tax-Free Short-to-Medium Series – portfolio holds no voting securities

Intermediate Government Bond Series – portfolio holds no voting securities

Taxable Municipal Bond Series – portfolio holds no voting securities

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DUPREE MUTUAL FUNDS
(Registrant)

By	/s/ Allen E. Grimes, III.
Allen E. Grimes, III, President

Date: August 26, 2020